Fair Value of Warrant Related to OEM Agreement	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

Note 15. Fair Value of Warrant Related to OEM Agreement

During the first quarter of 2010, the Company signed a Master OEM Agreement (the “OEM Agreement”) with Hewlett-Packard Company (“HP”) to develop and manufacture an HP-branded 3D printer. In connection with the OEM Agreement, the Company issued a warrant to HP during the first quarter of 2010 to purchase 500,000 shares of common stock at an exercise price of $17.78 per share. The exercise price was determined by the 20-day average market closing price of the Company’s common stock immediately prior to the issuance of the warrant. The warrant vested immediately and has a seven-year term. The fair value of the warrant was properly classified as a reduction of revenue on the Consolidated Statement of Operations for the period ended March 31, 2010.

The Company used the Black-Scholes option-pricing model to determine the fair value of the warrant granted to HP. The following assumptions were applied in determining the value:

Risk-free interest rate	3.1%
Expected term	4.5 years
Expected price volitility	47%
Dividend yield	-
Weighted average grant date fair value	$9.98

The Company’s computation of expected volatility is based on a combination of historical and market-based implied volatility from traded options on the Company’s stock. The expected term was calculated in accordance with ASC 718. The interest rate for periods within the contractual life of the award is based on the U.S. Treasury yield curve in effect at the time of grant.

During the third quarter of 2012, HP exercised the warrant for 500,000 shares through a “cashless exercise” in accordance with the terms of the warrant and was issued 360,115 shares of common stock. The Company receives a tax deduction equal to fair value of the warrant on exercise date. The tax benefit of $6.1 million in excess of the tax benefit based on intrinsic value on date of issuance is reflected as an increase to additional paid in capital in the statement of changes in equity.